Other long-term investments	12 Months Ended
Dec. 31, 2023
Other long-term investments
Other long-term investments
8	Other long-term investments

	As of December 31,
	2022	2023
Available-for-sale debt investment (Note 2(k))	3,000	3,000
Investments in equity securities without readily determinable fair values, gross	14,104	14,104
Accumulated impairment	(11,134)	(14,104)
Investments in equity securities without readily determinable fair values, net	2,970	—
Total other long-term investments	5,970	3,179

The Company’s other long-term investments consist of (i) available-for-sale debt investments (see Note 2(k)), and (ii) securities without readily determinable fair value and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

Movement of investments in equity securities without readily determinable fair values for the years ended December 31, 2022 and 2023 is as follows:

	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	12,114	2,970
Investments made/transferred from prepayments	3,500	—
Disposal during the year	—	(1,936)
Transfer to short-term investments	(1,510)	—
Impairment	(10,805)	(1,034)
Exchange differences	(329)	—
Balance at the end of year	2,970	—

The Company used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

8	Other long-term investments (Continued)

The Company, with the assistance of an independent valuer, assessed the fair value of certain investments as of the balance sheet date, using significant unobservable input including price-to-sales multiples of comparable companies and a discount for lack of marketability (the “DLOM”). The Company concluded that impairment was warranted for certain investments as of December 31, 2021, 2022 and 2023 and recognized impairment charges for investments without readily determinable fair value of US$4,038, US$10,805 and US$1,034 for the years ended December 31, 2021, 2022 and 2023, respectively, which are related to investees in sports nutrition products business, e-commerce platforms business, publishing and logistics business, information technology business, gaming business, advertising business whose financial performance was unsatisfactory with no obvious upturn or potential financing solutions in the foreseeable future.